10. PIS/PASEP AND COFINS TAXES CREDITS OVER ICMS - FINAL COURT JUDGMENT (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effects on the statement of financial position
TOTAL EQUITY		R$ 15,891	R$ 15,939	R$ 14,330	R$ 12,934
Effects on net income
Recovery of PIS/Pasep and Cofins taxes credits - Other operating revenues		(1,051)	(640)	34
Finance income		3,207	1,706	804
Income tax and social contribution tax		(1,565)	(599)	(644)
Net income (loss) for the year		3,128	R$ 1,742	R$ 1,002
PIS/Pasep and Cofins Taxes Credits [Member]
Effects on the statement of financial position
Recoverable taxes (July/2003 to May/2019)		6,070
Amounts to be refunded to customers	[1]	(3,038)
Taxes payable	[2]	(55)
Income tax and social contribution tax		(1,012)
TOTAL EQUITY		1,965
Effects on net income
Recovery of PIS/Pasep and Cofins taxes credits - Other operating revenues	[3]	1,428
Finance income	[4]	1,580
PIS/Pasep and Cofins taxes charged on financial revenues	[4]	(31)
Income tax and social contribution tax		(1,012)
Net income (loss) for the year		1,965
PIS/Pasep and Cofins Taxes Credits [Member] | Cemig Distribuicao SA [Member]
Effects on the statement of financial position
Recoverable taxes (July/2003 to May/2019)		4,926
Amounts to be refunded to customers	[1]	(3,038)
Taxes payable	[2]	(45)
Income tax and social contribution tax		(627)
TOTAL EQUITY		1,216
Effects on net income
Recovery of PIS/Pasep and Cofins taxes credits - Other operating revenues	[3]	830
Finance income	[4]	1,034
PIS/Pasep and Cofins taxes charged on financial revenues	[4]	(21)
Income tax and social contribution tax		(627)
Net income (loss) for the year		1,216
PIS/Pasep and Cofins Taxes Credits [Member] | Cemig Geracao e Transmissao S.A. [Member]
Effects on the statement of financial position
Recoverable taxes (July/2003 to May/2019)		626
Amounts to be refunded to customers	[1]
Taxes payable	[2]	(6)
Income tax and social contribution tax		(211)
TOTAL EQUITY		409
Effects on net income
Recovery of PIS/Pasep and Cofins taxes credits - Other operating revenues	[3]	397
Finance income	[4]	229
PIS/Pasep and Cofins taxes charged on financial revenues	[4]	(6)
Income tax and social contribution tax		(211)
Net income (loss) for the year		409
PIS/Pasep and Cofins Taxes Credits [Member] | Other Subsidiaries [Member]
Effects on the statement of financial position
Recoverable taxes (July/2003 to May/2019)	[5]	28
Amounts to be refunded to customers	[1],[5]
Taxes payable	[2],[5]
Income tax and social contribution tax	[5]	(9)
TOTAL EQUITY	[5]	19
Effects on net income
Recovery of PIS/Pasep and Cofins taxes credits - Other operating revenues	[3]	17
Finance income	[4]	11
PIS/Pasep and Cofins taxes charged on financial revenues	[4]
Income tax and social contribution tax		(9)
Net income (loss) for the year		19
PIS/Pasep and Cofins Taxes Credits [Member] | Parent [Member]
Effects on the statement of financial position
Recoverable taxes (July/2003 to May/2019)		490
Amounts to be refunded to customers	[1]
Taxes payable	[2]	(4)
Income tax and social contribution tax		(165)
TOTAL EQUITY		321
Effects on net income
Recovery of PIS/Pasep and Cofins taxes credits - Other operating revenues	[3]	184
Finance income	[4]	306
PIS/Pasep and Cofins taxes charged on financial revenues	[4]	(4)
Income tax and social contribution tax		(165)
Net income (loss) for the year		R$ 321

[1]	Amounts to be refunded to customers on the PIS/Pasep and Cofins taxes credits for Cemig D, recognized in 2019. The total amount to be restituted to customers presented in the consolidated Statements of Financial Position, as Pasep and Cofins taxes to be refunded to customers - Note 23, is R$ 4,193. The difference of R$ 1,155 is due to the constitution of a liability corresponding to the reversal of the provision related to the escrow deposits made from 2008 to 2011, recorded in 2017.
[2]	PIS/Pasep and Cofins taxes on the financial revenues comprising the monetary updating of the tax credits that have been recognized. These taxes applicable to the credits to be refunded to customers reduce their total, without effects in the Statement of income.
[3]	This refers to the credits recognized in operating profit of 2019, amounting R$ 3,826, net of the amounts to be refunded to customers, of R$ 2,398.
[4]	It includes financial updating from the date of credits recognition until December 31, 2019, net of PIS/Pasep and Cofins taxes on finance income, in the amounts o R$25.
[5]	This refers to the credits recognized by the wholly-owned subsidiaries Sa Carvalho, Cemig Geracao Distribuida, Cemig Geracao Poco Fundo S.A. (previously denominated UTE Barreiro S.A.) and Horizontes Energia S.A..